Share-based Compensation (Allocation of recognized period costs and expenses) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	¥ 34,354	$ 5,304	¥ 53,181	¥ 16,723
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	6,335	978	16,295	7,293
Sales and marketing expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	3,043	470	10,200	3,922
General and administrative expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	21,836	3,371	20,927	3,662
Technology and product development expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	¥ 3,140	$ 485	¥ 5,759	¥ 1,846